Expense Example - LVIP SSGA Emerging Markets 100 Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	45	143	251	566	70	223	389	870